Schedule of changes in the allowance for doubtful accounts (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Opening balance	R$ 651,260	R$ 774,077
Supplement to expected losses	544,642	552,817
Write-off of provision	(449,083)	(675,634)
Closing Balance	R$ 746,819	R$ 651,260